Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Total	Exxon Mobil Corp (Dodd Frank Only) [Member]	ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]	Imperial Oil Limited [Member]	ExxonMobil Canada Investments Company [Member]	ExxonMobil Canada Energy [Member]	ExxonMobil Canada Properties [Member]	Esso Exploration and Production UK Limited [Member]
Payments:
Taxes	$ 14,058.4	$ 11,022.7	$ 1,526.1	$ 1,426.1	$ 26.2			$ 57.3
Royalties	5,478.0	4,214.5	225.9	784.2	248.2		$ 5.2
Fees	334.4	284.8	8.4	32.9	4.1	$ 0.0	4.2
Prod. Entitlements	11,327.1	8,803.8	2,523.3
Bonuses	17.0	17.0
Dividends	389.1	389.1
Infrastructure	10.5	1.4	9.1
Comm. Social Resp.	90.0	90.0
Total Payments	$ 31,704.5	$ 24,823.3	$ 4,292.8	$ 2,243.1	$ 278.5	$ 0.0	$ 9.4	$ 57.3